Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable

NOTE 4 – NOTES PAYABLE

Notes Payable-Related Parties

At December 31, 2015 and December 31, 2014 the Company had the following uncollateralized notes payable to related parties:

	December 31, 2015	December 31, 2014

Note dated October 25, 2010, with interest at 12% per annum, due on demand	$-	$15,000
Note dated January 27, 2012, non-interest bearing, due on January 26, 2013	-	5,000
Note dated February 27, 2012, non-interest bearing, due on February 26, 2013	-	5,000
Note dated March 31, 2012, non-interest bearing, due on March 30, 2013	-	250
Note dated April 18, 2012, with interest at 10% per annum, due on April 17, 2013	-	2,472
Note dated April 18, 2012, with interest at 10% per annum, due on April 17, 2013	-	2,471
Note dated June 15, 2012, with interest at 10% per annum, due on June 14, 2013	-	5,000
Note dated June 15, 2012, with interest at 10% per annum, due on June 14, 2013	-	5,000
Note dated June 15, 2012, with interest at 10% per annum, due on June 14, 2013	-	2,943
Note dated January 23, 2013, with interest at 10% per annum, due on demand	-	2,970
Note dated March 5, 2013, with interest at 10% per annum, due on demand	-	7,500
Note dated March 20, 2013, with interest at 10% per annum, due on demand	-	8,700
Note dated June 3, 2013, with interest at 10% per annum, due on demand	-	10,000
Note dated June 12, 2013, with interest at 10% per annum, due on demand	-	10,000
Note dated October 9, 2013, with interest at 10% per annum, due on demand	-	8,432
Note dated December 12, 2013, with interest at 10% per annum, due on demand	-	15,000
Note dated March 25, 2014, with interest at 10% per annum, due on demand	-	10,000
Total related-party notes payable - current	$-	$115,738

In connection with the acquisition of Spiral, the holders of the Notes Payable-related parties agreed the notes would not be payable until the Company has raised at least $2 million in financing, and the Company agreed that the holders could, at any time, convert the principal and interest on the notes into common stock at $0.25 per share.

Convertible Short Term Notes

In July 2014, Spiral engaged a firm to provide marketing services. As part of the agreement, the vendor receives $7,000 per month in convertible notes which can be exchanged for common stock at $0.25 per share. Should the vendor chose to receive the common stock, it receives an equal number of shares in a “bonus” payment. As of December 31, 2014, $42,000 was due the vendor as a result of services provided during the fourth quarter of 2014. These shares (amounting to 168,000) were issued in March 2015. A comparable amount of Notes and shares were issued in November 2014 for amounts outstanding as of September 30, 2014.

The Company has recognized interest expense of $52,521 and $54,065 for the twelve months ending December 31, 2015 and 2014, respectively. For the year ended December 31, 2105, $42,000 was reported related to the above referenced convertible notes to the marketing firm and $9,175 for the related party notes. Of the amounts reported in 2014, $12,065 relates to the notes payable- related parties while $42,000 was incurred as interest on convertible short term notes during the Year.